             As filed with the Securities and Exchange Commission
                                on May 18, 1999
                      Registration No. 33-54126; 811-7332

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                        Post-Effective Amendment No. 20        [X]

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                               Amendment No. 24                 [X]
                       (Check appropriate box or boxes)
                           ________________________

                            MASTERWORKS FUNDS INC.
                          (formerly, Stagecoach Inc.)
               (Exact Name of Registrant as specified in Charter)

                               111 Center Street
                          Little Rock, Arkansas  72201
          (Address of Principal Executive Offices, including Zip Code)

      Registrant's Telephone Number, including Area code:  (800) 643-9691

                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)

                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Avenue, N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant        [ ] on _________ pursuant
    to Rule 485(b), or                          to Rule 485(b)

[ ] 60 days after filing pursuant           [ ] on _________ pursuant
    to Rule 485(a)(1), or                       to Rule 485(a)(1)

[X] 75 days after filing pursuant           [ ] on ___________pursuant
    to Rule 485(a)(2), or                       to Rule 485(a)(2)


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant's Registration Statement has been executed by Master Investment Portfolio (a registered investment company with separate series in which certain of the Registrant's series invest substantially all of their assets) and its trustees and principal officer.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 20 (the "Amendment") to the Registration Statement of MasterWorks Funds Inc. (the "Company") is being filed in order to add to the Company's Registration Statement a new Fund: Institutional Money Market Fund. The Fund will have two classes of shares: Class D Shares and Class I Shares.

                             Cross Reference Sheet
                             ---------------------

                               MONEY MARKET FUND
                               -----------------


Form N-1A Item Number
---------------------

Part A      Prospectus Captions
------      -------------------

  1         Front and Back Cover Pages
  2         Risk/Return Summary:  Investments, Risks, and Performance
  3         Risk/Return Summary:  Fee Table
  4         Investment Objectives, Principal Investment Strategies, and Related
            Risks
  5         Management's Discussion of Fund Performance
  6         Management, Organization, and Capital Structure
  7         Shareholder Information
  8         Distribution Agreements
  9         Financial Highlights Information

Part B      Statement of Additional Information Captions
------      --------------------------------------------

 10         Cover Page and Table of Contents
 11         Fund History
 12         Description of the Fund and Its Investments and Risks
 13         Management of the Fund
 14         Control Persons and Principal Holders of Securities
 15         Investment Advisory and Other Services
 16         Brokerage Allocation and Other Practices
 17         Capital Stock and Other Securities
 18         Purchase, Redemption, and Pricing of Shares
 19         Taxation of the Fund
 20         Underwriters
 21         Calculation of Performance Data
 22         Financial Statements

Part C      General Information
------      -------------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

[cover]



                        Barclays Global Investors Funds
                        Institutional Money Market Fund


                              Class D and Class I

                    Providing income and preserving capital


                                   Prospectus
                                August __, 1999

                         Barclays Global Fund Advisors
                               Investment Adviser



Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


FUND BASICS

Investment Objective

Principal Investment Strategy

Principal Risk Factors

Operating Expenses


FUND DETAILS

Investment Objective

Principal Investments

A Further Discussion of Risk

Management of the Fund

Shareholder Information

Financial Highlights

FUND BASICS

Investment Objective/1/

The Fund seeks a high level of income consistent with liquidity and the preservation of capital.

Principal Investment Strategy

The Fund invests in high-quality, short-term government and corporate debt.

Principal Risk Factors

Although the Fund seeks to preserve the value of your investment at $1 per share, Barclays Global Fund Advisors (BGFA), the investment adviser to the Master Portfolio, can offer no guarantee that it will be able to do so. It is possible to lose money by investing in the Fund. For example:

 .    The value of the short-term securities in which the Fund invests may fall because of an increase in interest rates. Increasing interest rates reduce the value of debt securities generally, even the value of debt securities issued by the US government.

 .    The value of individual securities held by the Fund may fall with the decline in a borrower's real or apparent ability to meet its financial obligations.

     Sidebar: Defining terms. Short-term securities have a maturity date that falls within three years of the issue date.

Investments in the Fund are not bank deposits or obligations of BGFA or Barclays Global Investors, N.A. (BGI). They are not insured against loss of principal or guaranteed or endorsed by the Federal Deposit Insurance Corporation or any other government agency.

Who may want to invest in the fund

The Fund is designed as an investment that:

--------------
/1/ The Institutional Money Market Fund invests all of its assets in a Master
    Portfolio that has a substantially similar investment objective. For simplicity's sake, all discussion of investment objectives, strategies and risks of the Fund refer also to the objectives, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed examination of the relationship of the Fund to its Master Portfolio appears on page TK.

 .  provides income comparable to money market rates
 .  maintains its value in the long and short term
 .  can be readily converted to cash

Who is eligible
---------------

To be eligible to purchase shares of the Fund you must be an institutional investor and invest the minimum initial investment amount for the Class D or Class I shares:

 . The minimum initial investment amount for the Class D shares of the Fund is generally $10 million. Class D shares may be purchased through BGI or through third party distributors of the Fund's shares.

 . The minimum initial investment amount for the Class I shares of the Fund is generally $25 million. Class I shares must typically be purchased directly through BGI.

Operating Expenses

To learn the current seven-day yield, call the Fund's transfer agent, Investors Bank & Trust Co. (IBT), at 1-888-204-3956.

     Sidebar: Defining terms. The Fund's seven-day yield, also called the current yield, annualizes the amount of income the Fund generates over a seven-day period by projecting the amount for an entire year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares in the Fund. The expenses are deducted from Fund assets, which means you pay them indirectly.

Annual Fund Operating Expenses*

                                              Percentage of average
                                                daily net assets
                                      ---------------------------------
                                            Class D          Class I
-----------------------------------------------------------------------
Management fees                              0.10%            0.10%
-----------------------------------------------------------------------
Distribution (12b-1) Fees                    0.10%            None
-----------------------------------------------------------------------
Other fees**                                 0.02%            0.02%
-----------------------------------------------------------------------
Total Fund operating expenses                0.22%            0.12%
-----------------------------------------------------------------------

             * Information on annual Fund operating expenses
               reflects the combined expenses of the Fund and the Master Portfolio in which it invests.

            ** "Other fees" are based on estimated amounts
               for the current fiscal year.


Expense example
-----------------

The example below is intended to help you compare the Fund's expenses with those of other mutual funds. Actual costs may vary. The example illustrates the expenses you would have incurred on an initial $10,000 investment in the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's expenses remain the same. The 5% annual return is hypothetical. It does not represent actual or expected performance.

The Fund does not charge sales or redemption fees. Your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

                                     1 year        3 years
              ----------------------------------------------
                    Class D           $TK            $TK
              ----------------------------------------------
                    Class I           $TK            $TK
              ----------------------------------------------

FUND DETAILS

Investment Objective

The Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term investments.

Principal Investments

The Institutional Money Market Fund invests in fixed rate, floating rate and variable rate debt securities that meet the following requirements:

 .  They have remaining maturities of 397 days (about 13 months) or less.

 . They rank in the top two quality short-term categories, according to credit rating agencies such as Moody's Investors Services or Standard & Poor's Corp.

 . If the securities are unrated, the Investment Adviser must have determined that their credit compares with the credit of the rated securities it is permitted to buy. It must make this comparison in accordance with guidelines adopted by the Master Portfolio's Board of Trustees./2/

 . The principal and interest of all securities in the Master Portfolio are payable in US dollars.

Within these guidelines, the Fund may invest in US and foreign government debt, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association, US and foreign bank obligations, corporate obligations, repurchase agreements, and asset-backed securities.

     Defining terms: Bank obligations are backed by funds deposited at a financial institution. In addition to domestic bank obligations, the Fund may invest in obligations of foreign bank branches located inside and outside the United States and US bank branches located outside the United States.

--------------
/2/ A detailed examination of the relationship of the Fund to its Master
    Portfolio appears on page TK.

     Corporate obligations include unsecured debt instruments, such as commercial paper and corporate notes, issued by financial institutions, insurance companies and industrial corporations.

     Asset-backed securities are financial instruments collateralized by one or more types of assets, including loans and receivables.

     Repurchase agreements obligate a seller of US government or other high-quality securities to buy them back from the Fund within a specified period of time at an agreed-upon price.

A Further Discussion of Risk

Year 2000 risk

Most of the services provided to the Fund depend on the smooth functioning of computer systems. Any failure of these systems to adapt to the changes necessary from dates in the year 1999 to the year 2000 could hamper Fund operations and services. The Fund's principal service providers have informed the Fund that they are working on the changes necessary and they expect their systems to be ready in time. But there can be no assurance of success. Moreover, since the changes will affect virtually every organization, the companies or entities in which the Fund invests could also be negatively affected.

For a complete analysis of Fund risks, please refer to the Fund's Statement of Additional Information (SAI), which is incorporated by reference and is available free of charge from your shareholder servicing agent or directly by calling 1-888-204-3956.


Management of the Fund

Investment adviser

The Fund is a feeder fund that invests all of its assets in a similarly named Master Portfolio. BGFA provides investment guidance and policy direction for the Master Portfolio. For its services, BGFA is entitled to receive a fee of 0.10% of the Master Portfolio's average daily net assets.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI is the world's largest manager of institutional investment assets. As of December 31, 1998, BGI and its affiliates, including BGFA, provided investment advisory services for assets worth in excess of $615 billion.

Administrative services

BGI and Stephens Inc., a full service broker/dealer, provide the following services as the Fund's co-administrators:

 .  management of the Fund's non-investment operations

 .  preparation of reports for the Fund's Board of Directors

 . preparation of required reports for the Securities and Exchange Commission and state securities commissions

 .  preparation of proxy statements and shareholder reports

BGI and Stephens are entitled to receive monthly a combined fee at an annual rate of 0.02% of the Fund's average daily net assets. In return for this fee, BGI and Stephens have agreed to absorb all expenses of the Fund other than the investment advisory fee.

Shareholder Information

Calculating the Fund's share price

The Fund calculates the price of its shares (also known as net asset value) in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4 p.m. Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus cash reserves--and dividing the result by the number of shares outstanding. The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of the securities it buys.

     Sidebar: Defining terms. The amortized cost method marks down any premium on short-term debt that the Fund buys, or marks up any discount, at a constant rate until maturity. It does not reflect daily fluctuations in market value.

BGFA, the Fund's investment adviser, seeks to maintain a constant price of $1 per share, although it can offer no assurance that it will do so.

Distribution Plan

We have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class D shares of the Fund. This plan is used to pay for distribution-related services including ongoing compensation to selling agents. The fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees paid under the plan are 0.10% of average daily net asset value of the Class D shares of the Fund. The Class I shares of the Fund do not pay Rule 12b-1 distribution fees.

Dividends and distributions

The Fund declares dividends daily and pays them out on a monthly basis to investors. It distributes capital gains, if any, the investors annually. It automatically reinvests dividends and distributions, acquiring additional shares at net asset value.

You begin earning dividends on shares on the day after your purchase order takes effect. You continue earning daily dividends on the shares until the date you sell them.

Please note:
-----------

 . The Fund credits dividends earned on weekends and holidays to the preceding business day.

 . If you sell shares before the monthly dividend payment date, the Fund remits to the investor any dividends declared but not yet paid to the investor on the next dividend payment date.

Taxes

The Fund's shareholders, not the Fund itself, ordinarily pay taxes on the Fund's earnings. The amount of taxes you owe will vary from year to year, based on the amount of dividends and capital gain distributions the Fund pays out. Normally, the taxes will be due in the year dividends and distributions are paid, except for distributions declared in the last three months of the year and paid in January of the next year, which are taxable as if paid December 31.

Dividends and capital gain distributions usually create the following tax liability:

                   Transaction                                      Tax status
------------------------------------------------------------------------------------------------
Income dividends                                                  Ordinary income
------------------------------------------------------------------------------------------------
Short-term capital gain distributions                             Ordinary income
------------------------------------------------------------------------------------------------
Long-term capital gain distributions                              Capital gain
------------------------------------------------------------------------------------------------

In addition, when you sell Fund shares you may have a capital gain or loss.

                   Transaction                                      Tax status
------------------------------------------------------------------------------------------------
You sell shares owned for more than one year                      Capital gain or loss
------------------------------------------------------------------------------------------------
You sell shares owned for one year or less                        Gains treated as ordinary
                                                                   income, losses subject to
                                                                   special rules
------------------------------------------------------------------------------------------------

Tax considerations for tax-deferred accounts, such as benefit plans or non-taxable entities, will be different.

Because each investor's tax circumstances are unique and because tax laws are subject to change, it is recommended that you consult your tax adviser about your investment.

Master/feeder mutual fund structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially similar investment objective as the Fund. BGFA serves as Investment Adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

Feeder fund expenses
--------------------

The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses and conditions.

Feeder fund rights
------------------

Under the master/feeder structure, the Fund's Board of Directors retains the right to withdraw the Fund's assets from the Master Portfolio if it believes doing so is in the shareholders' best interests. If the Fund's Board of Directors withdraws the Institutional Money Market Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

BACK COVER

The SAI provides more detailed information on the Fund. BGFA has electronically filed the SAI, dated [DATE], with the Securities and Exchange Commission. It is incorporated by reference into this prospectus.

The Barclays Global Investors Funds "Shareholder Guide," also incorporated by reference into this prospectus, provides information on how to buy and sell shares of the Institutional Money Market Fund.

If you have any questions about the Institutional Money Market Fund or wish to obtain the SAI or Shareholder Guide free of charge, please call the Fund's toll-free number:

1-888-204-3956

Or you may write Barclays Global Investors Funds:

c/o Investors Bank & Trust Co.
P.O. Box 9130
Mail Code MFD23
Boston, MA 02117-9130

You can also obtain this information through the Internet on the Securities and Exchange Commission's Website:

http://www.sec.gov
------------------

The Securities and Exchange Commission will furnish hard copies of the documents, upon payment of a duplicating fee, through the Public Reference Section. Address your request to:

Public Reference Section of the SEC
Washington, D.C. 20549-6009

You can also review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call the Commission at 1-800-SEC-0330 for further details.

Barclays Global Investors Funds
[TK: BGI's Investment Company Act file number]

                     BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                        INSTITUTIONAL MONEY MARKET FUND
                              Class D and Class I

                                August    , 1999
                                       ---

                            _______________________

  Barclays Global Investors Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Company's Institutional Money Market Fund (the "Fund"). The Fund seeks to achieve its investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund as described in its Prospectus.

  Barclays Global Fund Advisors ("BGFA") serves as investment adviser to the Master Portfolio. References to the investments, investment policies and risks of the Fund, unless otherwise indicated, should be understood as references to the investments, investment policies and risks of the Master Portfolio.

  This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus, also dated August __, 1999. All terms used in this SAI that are defined in the Prospectus will have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by writing Barclays Global Investors Funds, Inc., c/o Investors Bank & Trust Co., -- Transfer Agent, P.O. Box 9130, Mail Code MFD23, Boston, MA 02117-9130, or by calling 1-888-204-3956.

                               TABLE OF CONTENTS

                                                                                               Page
                                                                                             ---------
Fund History...............................................................................
Description of the Fund and Its Investments and Risks......................................
Investments and Investment Policies........................................................
Management.................................................................................
Control Persons and Principal Holders of Securities........................................
Investment Adviser and Other Service Providers.............................................
Performance Information....................................................................
Determination of Net Asset Value...........................................................
Purchase, Redemption and Pricing of Shares.................................................
Portfolio Transactions.....................................................................
Dividends, Distributions and Taxes.........................................................
Capital Stock..............................................................................
Appendix...................................................................................
Financial Statements.......................................................................

                                  FUND HISTORY

  The Company, an open-end management investment company, was incorporated in Maryland on October 15, 1992 and currently offers eleven series including the Fund. MIP, organized as a Delaware business trust on October 21, 1993, consists of twelve series including the Money Market Master Portfolio. The Fund invests all of its assets in the corresponding Money Market Master Portfolio of the Trust which has the same or substantially the same investment objective as the Fund. The Company's principal office is located at 111 Center Street, Little Rock, Arkansas 72201.

  On or about December 30, 1993, the Company's Board of Directors approved, primarily for marketing purposes, the change of its corporate name from "WellsFunds Inc." to "Stagecoach Inc." On or about March 15, 1996, the Company changed its corporate name from "Stagecoach Inc." to "MasterWorks Funds Inc." On April 28, 1999, the Company's Board of Directors approved the change of its corporate name from "MasterWorks Funds Inc." to "Barclays Global Investors Funds, Inc."

             DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

  Investment Restrictions.  The Fund and Master Portfolio have adopted
  -----------------------
investment policies which may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Directors of the Company or the Trustees of the Trust, as the case may be, at any time.

  References to the investments and investment policies and restrictions of the Fund, unless otherwise indicated, should be understood to also apply to the investments and investment policies and restrictions of the Master Portfolio in which the Fund invests its assets.

  Fundamental Investment Restrictions. The Fund is subject to the following investment restrictions, all of which are fundamental policies.

The Institutional Money Market Fund may not:

  (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) obligations of banks to the extent that the U.S. Securities and Exchange Commission ("SEC"), by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations; and provided further, that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (1);

  (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

  (3) purchase commodities or commodity contracts (including futures contracts), except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

  (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

  (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

  (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph (6);

  (7) make investments for the purpose of exercising control or management; provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (7);

  (8) borrow money or issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

  (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

  (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (10); or

  (11) make loans, except that the Fund may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

  Non-Fundamental Investment Restrictions. The Fund is subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

  (1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund's investments in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company, and

(iii) 10% of the Fund's net assets in the aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

  (2) The Fund may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

  (3) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

  Notwithstanding any other investment policy or limitation (whether or not fundamental), the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.


                      INVESTMENTS AND INVESTMENT POLICIES

  To the extent set forth in this SAI, the Fund through its investment in the corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Fund and the Master Portfolio in every instance, the following sections generally refers only to the Fund.

  The assets of the Fund consist only of obligations maturing within thirteen months from the date of acquisition (as determined in accordance with the regulations of the SEC), and the dollar-weighted average maturity of the Fund may not exceed 90 days. The securities in which the Fund may invest will not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that the Fund's investment objective will be realized as described in the Fund's Prospectus.

  The Fund may invest in the following types of money market instruments:

  U.S. Government Obligations. The Fund may invest in various types of U.S.
  ----------------------------
Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would pro-vide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

  Asset-Backed Securities. The Fund may purchase asset-backed securities, which
  ------------------------
are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in ``pools'' of assets in which payments of both interest and principal on the securities are made monthly, thus in effect ``passing through'' monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The Fund may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act.

  Bank Obligations. The Fund may invest in bank obligations which include, but
  -----------------
are not limited to, negotiable certificates of deposit (``CDs''), bankers' acceptances and fixed time deposits. The Fund also may invest in high-quality short-term obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Fixed time deposits are obligations of banks which are payable at a stated maturity date and bear a fixed rate of interest. Generally fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have an established market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party. It is the policy of the Fund not to invest in fixed time deposits subject to withdrawal penalties, other than overnight deposits, or in repurchase agreements with more than seven days to maturity or other illiquid securities, if more than 10% of the value of its net assets would be so invested. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting domestic obligations, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

  Commercial Paper and Short-Term Corporate Debt Instruments.  The Fund may
  -----------------------------------------------------------
invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser and/or sub-adviser to each Fund monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund also may invest in high quality non-convertible corporate debt securities (e.g., bonds and debentures). Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

  Repurchase Agreements. The Fund may enter into repurchase agreements wherein
  ----------------------
the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund may participate in pooled repurchase agreement transactions with other funds advised by BGFA.

  The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. Securities acquired as collateral by the Fund under a repurchase agreement will be held in a segregated account at a bank. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. The Fund requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with insolvency proceedings), it is the policy of the Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

  Letters of Credit.  Certain of the debt obligations, certificates of
  ------------------
participation, commercial paper and other short-term obligations which the Fund is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of BGFA, as adviser, be of investment quality comparable to other permitted investments of the Fund.

  Investment Company Securities. The Fund may invest in securities issued by
  ------------------------------
other investment companies which principally invest in securities of the type in which the Fund invests. Under the 1940 Act, the Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.

  Municipal Obligations. The Fund may invest in municipal obligations. Municipal
  ----------------------
bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund will invest in high-quality (as defined in Rule 2a-7 of the 1940 Act) long-term municipal bonds, municipal notes and short-term municipal commercial paper, with remaining maturities not exceeding 13 months.

  Floating- and Variable-Rate Obligations. The Fund may purchase debt
  ----------------------------------------
instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

  The Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. BGFA, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. The Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations whose demand feature is not exercisable within seven days may be treated as liquid, provided that an active secondary market exists.

  The following types of derivative securities ARE NOT permitted investments for the Fund:

  . capped floaters (on which interest is not paid when market rates move above a certain level);

  . leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

  . range floaters (which do not pay any interest if market interest rates move outside of a specified range);

  . dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

  .  inverse floaters (which reset in the opposite direction of their index).


  Additionally, the Fund may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index floaters.

  Participation Interests.  The Fund may invest in participation interests in
  ------------------------
any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund's participation interest bears to the total principal amount of the underlying securities.

  Illiquid Securities.  The Fund may invest in securities not registered under
  --------------------
the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

  Unrated Investments. The Fund may purchase instruments that are not rated if,
  -------------------
in the opinion of BGFA, as sub-adviser, such obligations are of investment quality comparable to other rated investments that are permitted for purchase by the Fund, if they are purchased in accordance with the Fund's procedures adopted by the Company's Board of Directors in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Board of Directors of the purchase of unrated securities. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, the Company's Board of Directors determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of such security would not be in the Fund's shareholder's best interest. To the extent the ratings given by a nationally recognized statistical ratings organization ("NRSRO") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI. The ratings of said NRSROs are more fully described in the SAI Appendix.

  Pass-Through Obligations. Certain of the debt obligations in which the Fund
  ------------------------
may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of any Fund investing in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.

  Loans of Portfolio Securities. The Fund may lend its securities to brokers,
  -----------------------------
dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Government securities or an irrevocable letter of credit which is marked to market daily to ensure that each loan is fully collateralized; (2) the Fund may at any time recall the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the securities loaned; and
(4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. The Fund does not currently intend to lend its portfolio securities.


  Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions.
  ----------------------------------------------------------------------------
The Fund may purchase securities on a when-issued or forward commitment (sometimes called a delayed-delivery) basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

  Securities purchased on a when-issued or forward commitment basis and certain other securities held in the Fund's investment portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when
                                                   ----
interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued or forward commitment basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash or U.S. Government obligations or other high quality liquid debt securities at least equal at all times to the amount of the when-issued or forward commitments will be established and maintained at the Fund's custodian bank. Purchasing securities on a forward commitment basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's total net assets and its net asset value per share. In addition, because the Fund will set aside cash and other high quality liquid debt securities as described above, the liquidity of the Fund's investment portfolio may decrease as the proportion of securities in the Fund's portfolio purchased on a when-issued or forward commitment basis increases.

  The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

  Rule 144A.  It is possible that unregistered securities, purchased by the Fund
  ----------
in reliance upon Rule 144A under the Securities Act of 1933, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

  Foreign Obligations. Investments in foreign obligations involve certain
  -------------------
considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

  Loan Participation Agreements.  The Fund may purchase interests in loan
  -----------------------------
participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest. Such loans must be to issuers in whose obligations the Fund may invest. Any participation purchased by a Fund must be sold by an intermediary bank in the United States with assets exceeding $1 billion.

  Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Fund to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Fund could be subject to delays, expenses, and risks which are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

  Loan participations will be treated as liquid if they have a demand feature that is exercisable within seven days. Loan participations whose demand feature is not exercisable within seven days may be deemed to be illiquid if it is determined that an active secondary market for such participations does not exist. If a loan participation is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Directors. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if the value were based on available market quotations, and could result in significant variations in the Fund's daily share price.

  Funding Agreements.  The Fund may invest in short-term funding agreements.  A
  ------------------
funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Fund will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more.

  Funding agreements will be treated as liquid if they mature within seven days or have a demand feature that is exercisable within seven days. Funding agreements whose demand feature is not exercisable within seven days may be deemed to be illiquid if it is determined that an active secondary market for such agreements does not exist. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Directors. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if the value were based on available market quotations, and could result in significant variations in the Fund's daily share price.

                                   MANAGEMENT

  The business and affairs of the Company are managed under the direction of its Board of Directors in conformity with Maryland law. The Board of Directors of the Company supervises the Fund's activities and monitors the Fund's contractual arrangements with various service providers. The Company's Directors are also MIP's Trustees. The Company's Board, including a majority of the Directors who are not ``interested persons'' (as that term is defined in the 1940 Act) of the Company, has adopted procedures to address potential conflicts of interest that may arise as a result of the structure of the Boards.

  Directors and officers of the Company, together with information as to their principal business occupations during the last five years, are shown below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors who are deemed to be an "interested person" of the Company, as defined in the 1940 Act, are indicated by an asterisk.

                                                            Principal Occupations
Name, Address and Age              Position(s)              During Past 5 Years
---------------------              -----------              ---------------------
Jack S. Euphrat, 76               Director                 Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 47               Director, Chairman       Executive Vice President of Stephens Inc.;
                                  and President            President of Stephens Insurance Services Inc.;
                                                           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investors
                                                           Brokerage Insurance Inc.

W. Rodney Hughes, 72              Director                 Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Richard H. Blank, Jr.,  42        Chief Operating          Vice President of Stephens Inc.; Director of
                                  Officer, Secretary       Stephens Sports Management Inc.; and Director
                                  and Treasurer            of Capo Inc.

                               Compensation Table
                  For the Fiscal Year Ended February 28, 1999

                                                                  Aggregate           Total Compensation
                                                                Compensation            from Registrant
                    Name and Position                          from Registrant         and Fund Complex
----------------------------------------------------------  ---------------------  -------------------------
Jack S. Euphrat                                                 [$_________]             [$_________]
  Director

*R. Greg Feltus                                                 [$_________]             [$_________]
  Director

Thomas S. Goho                                                  [$_________]             [$_________]
  Director

W. Rodney Hughes                                                [$_________]             [$_________]
  Director

*J. Tucker Morse                                                [$_________]             [$_________]
  Director

  Directors of the Company are compensated annually by the Company and by all the registrants in the fund complex for their services as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company and Master Investment Portfolio are considered to be members of the same fund complex, as such term is defined in Form N-1A under the 1940 Act (the "BGFA Fund Complex" ). The Directors are compensated by other companies and trusts within a fund complex for their services as Directors/Trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of the fund complex. As of the date of this SAI, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

  Master/Feeder Structure.  The Fund seeks to achieve its investment objective
  -----------------------
by investing all of its assets in the Money Market Master Portfolio of MIP. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that neither the Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Company's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

  The Fund may withdraw its investment in the Master Portfolio only if the Company's Board of Directors determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Company's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

  The investment objective and other fundamental policies of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever the Fund, as an interstholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.

  Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  [INSERT]

                 INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

  Investment Adviser.  The Fund is a feeder fund in a master/feeder structure.
  ------------------
As a result the Fund will invest all of its assets in the Master Portfolio of MIP. The Master Portfolio has the same investment objective and invests in the same kinds of securities as the Fund. The Master Portfolio retained BGFA, the investment adviser to the Fund, to manage its assets. The advisory fee level is 0.10% of average net assets on an annual basis. BGFA does not engage an investment sub-adviser, but instead manages the Master Portfolio's assets itself. Pursuant to the Advisory Contract, BGFA furnishes the Company's Board of Directors with periodic reports on the investment strategy and performance of the Master Portfolio.

  The Advisory Contract is subject to the annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Master Portfolio or by MIP's Board of Trustees, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days' written notice by the Master Portfolio's Board of Trustees or by vote of the holders of a majority of the Master Portfolio's shares, or, after the Reapproval Date, on not less than 60 days' written notice, by BGFA. The Advisory Contract terminates automatically in the event of an assignment as defined in the 1940 Act.

  Co-Administrators. The Company has engaged Stephens Inc. ("Stephens") and
  -----------------
Barclays Global Investors, N.A. ("BGI") to provide certain administration services to the Fund. Pursuant to a Co-

Administration Agreement with the Company, Stephens and BGI provide as administration services, among other things: (i) general supervision of the operation of the Company and the Fund, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund together with all other administrative services that are not being furnished by the Fund's investment adviser. Stephens also pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

  In addition, except for advisory fees, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses which are borne by the Fund, Stephens and BGI have agreed to bear all costs of the Fund's and the Company's operations. For providing such services, Stephens and BGI are entitled to a monthly fee at an annual rate of 0.02% of the Fund's average daily net assets. BGI has contracted with Investors Bank & Trust Company ("IBT") to provide certain sub-administrative services.

  Distributor. Stephens acts as the exclusive distributor of the Fund's shares
  -----------
pursuant to an Amended and Restated Distribution Agreement (the "Distribution Agreement") with the Company. Shares are sold on a continuous basis by Stephens as agent, although Stephens is not obligated to sell any particular amount of shares. The term and termination provisions of the Distribution Agreement are substantially similar to those of the Agreement with the Adviser discussed above.

  The Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class D shares. The Plan was adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Non-Interested Directors"). The Fund currently does not have a distribution plan in place for its Class I shares. Class I shareholders do not pay any fees for distribution services.

  Under the Plan and pursuant to the related Distribution Agreement, the Fund pays Stephens an annual fee of 0.10% of the average daily net asset value of the Fund's Class D shares as compensation for distribution-related services or as reimbursement for distribution-related expenses.

  The actual fee payable to the Distributor by the Fund's Class D shares is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

  The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. The Distribution Agreement related to the Plan also must be approved by such vote of the Directors and the Non-Interested Directors. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Class D shares of the Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

  The Plan requires that the Treasurer of Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

  Custodian. IBT also has been retained to act as Custodian for the Fund and
  ---------
performs such services at 200 Clarendon Street, Boston, Massachusetts 02116. The custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity and collects and receives all income and other payments and distributions on account of the assets of the Fund. IBT shall not be entitled to compensation for providing custody services to the Fund pursuant to the Custody Agreement so long as it receives compensation from BGI for providing sub-administration services to the Company, on behalf of the Fund.

  Transfer and Dividend Disbursing Agent. IBT also acts as the transfer and
  --------------------------------------
dividend disbursing agent for the Fund. For its services as transfer and dividend disbursing agent to the Fund, IBT is entitled to receive an annual maintenance fee computed on the basis of the number of shareholder accounts that it maintains for the Fund and to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the agreement. The annual maintenance fee is paid as follows:

                                                   Annual Fee
                                                   ----------
        Up to 200 accounts*                  $6,000 per feeder/class
        From 201 to 250 accounts             $8,500 per feeder/class
        Over 250 accounts                    $10,000 per feeder/class

_______________
* Defined as each account that is set up for an individual or plan sponsor on a fund by fund basis.

  In addition, the agreement contemplates that IBT will be reimbursed for other expenses incurred by it at the request or with the written consent of the Fund, including, without limitation, any equipment or supplies which the Company specifically orders or requires IBT to order.

  Independent Auditors.  KPMG LLP, Three Embarcadero Center, San Francisco,
  ---------------------
California 94111, serves as independent auditors for the Company.

  Legal Counsel.  Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W.,
  --------------
Washington, D.C. 20006, serves as counsel to the Company.

  Expenses.  Except for extraordinary expenses, brokerage and other expenses
  ---------
connected with the execution of portfolio transactions and certain other expenses which are borne by the Fund, Stephens and BGI have agreed to bear all costs of the Fund's and the Company's operations.

                            PERFORMANCE INFORMATION

  Generally. The yield for the Fund fluctuates from time to time, unlike bank
  ---------
deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

  The Fund's performance may be advertised in terms of current yield or effective yield. These performance figures are based on historical results and are not intended to indicate future performance. The Fund's current yield refers to the income generated by an investment in the Fund over a seven- or thirty-day period, expressed as an annual percentage rate. The effective yield is calculated similarly, but assumes that the income earned from an investment is reinvested at net asset value. The Fund's effective yield is slightly higher than the current yield because of the compounding effect of the assumed reinvestment of income earned.

  Performance may vary from time to time, and past results are not necessarily representative of future results. Investors should remember that performance is a function of the type and quality of investments held by the Fund and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

  Current yield for the Fund is calculated based on the net changes, exclusive of capital changes, over a seven day and/or thirty day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

  Effective yield for the Institutional Money Market Fund is calculated by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

  In addition, investors should recognize that changes in the net asset values of shares of the Institutional Money Market Fund affect the yield for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information may be useful in reviewing the Fund's performance and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

  Additional information about the performance of the Fund is contained in the Annual Report for the Fund. The Annual Report may be obtained by calling the Company at 1-888-204-3956.

  Performance Comparisons. From time to time and only to the extent the
  -----------------------
comparison is appropriate for the Fund, the Company may quote the performance of the Fund in advertising and other types of literature and may compare the performance of the Fund to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

  From time to time, the Company may quote the Fund's performance in advertising and other types of literature as compared to the 91-Day Treasury Bill Average (Federal Reserve), Lipper Money Market Fund Average, IBC Money Fund Monitor Index, Salomon Three-Month Treasury Bill Index, or Bank Averages, which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts. Savings accounts offer a guaranteed return of principal and a fixed rate of interest. The Fund's performance also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.

  In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day." The Company also may disclose in advertising and other types of sales literature the level and categories of assets under management by the Fund's investment adviser, sub-adviser or their affiliates.

  The Fund's performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

  Other Advertising Items. The Company also may discuss in advertising and other
  -----------------------
types of literature that the Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

                        DETERMINATION OF NET ASSET VALUE

  The Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

  Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Directors to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

  Terms of Purchase. The Fund is generally open Monday through Friday and closed
  -----------------
on weekends, NYSE holidays and federal bank holidays. The holidays on which the Fund is closed currently are: New Year's Day, Martin Luther King, Jr.'s, Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Veterans Day, Columbus Day, Labor Day, Thanksgiving Day and Christmas Day. The Company reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Fund.

  In-Kind Purchases.  Payment for shares of the Fund may, at the discretion of
  -----------------
the adviser, be made in the form of securities that are permissible investments for the Fund and must meet the investment objective, policies and limitations of the Fund as described in the Prospectus. In connection with an in-kind securities payment, a Fund may require, among other things, that the securities
(i) be valued on the day of purchase in accordance with the pricing methods used by the Fund; (ii) are accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities received by it; (iii) are not subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

  Suspension of Redemptions.  Under the 1940 Act, a Fund may suspend the right
  -------------------------
of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings) during which trading is restricted, or during which, as determined by the SEC by rule or regulation, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

  The Company may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Company also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.

  In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.


                             PORTFOLIO TRANSACTIONS

  Purchases and sales of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings and may be purchased directly from the issuer. Generally, U.S. Government Obligations, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase municipal or other obligations from underwriting syndicates of which Stephens or BGFA is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.

  The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors and BGFA, BGFA is responsible for the Fund's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

  In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. BGFA may cause the Fund to pay a broker/dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that BGFA determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of BGFA. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

  Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by BGFA and does not reduce the advisory fees payable by the Fund. The Board of Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which BGFA exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

  Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

  Broker/dealers utilized by BGFA may furnish statistical, research and other information or services which are deemed by BGFA to be beneficial to the Fund's investment programs. Research services received from brokers supplement BGFA's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to BGFA and to the Company's Directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

  The outside research assistance is useful to BGFA since the brokers utilized by BGFA as a group tend to follow a broader universe of securities and other matters than the staff of BGFA can follow. In addition, this research provides BGFA with a diverse perspective on financial markets. Research services which are provided to BGFA by brokers are available for the benefit of all accounts managed or advised by BGFA. It is the opinion of BGFA that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Fund by improving the quality of BGFA's investment advice.

  Portfolio Turnover.  Because the portfolio of the Fund consists of securities
  ------------------
with relatively short-term maturities, the Fund expects to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Fund, however, because portfolio transactions ordinarily will be made directly with principals on a net basis, and, consequently, the Fund usually will not incur excessive transaction costs.

  Securities of Regular Broker/Dealers.  As of [                ] the Fund owned
  ------------------------------------          ----------------
no securities of its "regular brokers or dealers" or their parents, as defined in the 1940 Act.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  General.  The Fund intends to declare dividends daily and pay dividends
  -------
monthly. An investor begins earning dividends on the day after the date such investor's purchase order for shares is effective and continues to earn dividends through the date the investor redeems such shares. Dividends for a Saturday, Sunday or Holiday are credited on the preceding Business Day. If an investor redeems shares before the dividend payment date, any dividends credited to such investor's account are paid on the following dividend payment date. The Fund declares and distributes capital gains (if any) at least annually. Dividends and capital gain distributions are automatically reinvested in additional Fund shares at net asset value.

  Distributions from a Fund's net investment income and net short-term capital gains, if any, are designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from a Fund's net capital gain (generally, the excess of net long-term capital gains over net short-term capital loss) are designated as capital gain distributions and taxable to the Fund's shareholders as net capital gain. Noncorporate shareholders may be taxed on such gain at preferential rates. In general, your distributions will be taxable when paid, whether you take such distributions in cash or have them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by the following January will be taxable as if they were paid by December 31. A portion of Fund distributions made to corporate shareholders may qualify for the dividends-received deduction in the hands of such shareholders. Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Dividends, Distributions and Taxes -- Disposition of Fund Share." If you buy shares of the Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund may have built up, or have the potential to build up, high levels of unrealized appreciation. Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Dividends, Distributions and Taxes -- Foreign Shareholders." In certain circumstances, U.S. residents may also be subject to withholding taxes. See "Dividends, Distributions and Taxes -- Backup Withholding."

  Benefit Plan Investors.  As a general matter, benefit plans, their sponsors
  ----------------------
and their participants are not subject to federal income taxes at the time of receipt of net investment income and capital gain distributions. However, such tax-deferred investors may be subject to tax on certain unrelated business taxable income which could arise, for example, when such investors acquire shares in the Fund through the use of leverage. Tax-deferred investors should consult their tax advisors regarding the unrelated business taxable income rules. The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important federal tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; you should consult your tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further federal tax considerations are discussed in this SAI.

  Qualification Under Subchapter M.  The Company intends to qualify the Fund as
  --------------------------------
a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied individually to the Fund, rather than to the Company as a whole. Accordingly, net capital gain, net investment income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed on its net investment income and net realized capital gains distributed to its shareholders.

  Qualification as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

  The Fund also must distribute or be deemed to distribute to its shareholders at least 90% of its net investment income (which, for this purpose includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually, or be deemed to be, made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Fund intends to pay out substantially all of its net investment income and net realized capital gains, if any, for each year.

  In addition, a regulated investment company must, in general, derive less than 30% of its gross income for a taxable year from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

  The Fund seeks to invest substantially all of its assets in the Master Portfolio. Under the Code, the Master Portfolio will be treated as a non-publicly traded partnership rather than as a regulated investment company or a corporation. The Fund will be treated as owning the Master Portfolio's assets in the proportion of the Fund's ownership interest in the Master Portfolio. The Master Portfolio's assets, income and distributions will be managed in a manner that enables the Fund to satisfy the requirements, set forth above, imposed on regulated investment companies. Furthermore, any interest, dividends, gains and losses of the Master Portfolio shall be deemed to have been "passed through" to the Fund (and the Master Portfolio's other investors) in proportion to the Fund's ownership interest in the Master Portfolio. Therefore, to the extent that the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have realized and recognized its proportionate share of interest, dividends or gains without receipt of any distribution. However, the Master Portfolio will seek to minimize recognition by its investors (such as the Fund) of interest, dividends, gains or losses without a distribution.

  Excise Tax.  A 4% nondeductible excise tax will be imposed on the Fund (other
  ----------
than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net realized capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

  Taxation of Master Portfolio Investments.  Except as otherwise provided
  ----------------------------------------
herein, gains and losses realized by the Master Portfolio on the sale of portfolio securities generally will be capital gains and losses. Such gains and losses ordinarily will be long-term capital gains and losses if the securities have been held by the Master Portfolio for more than one year at the time of disposition of the securities.

  Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Master Portfolio at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Master Portfolio held the debt obligation.

  If the Master Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Master Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Master Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

  Capital Gain Distributions.  Distributions which are designated by the Fund as
  --------------------------
capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such dividends do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

  Other Distributions.  For federal income tax purposes, the Fund's earnings and
  -------------------
profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that the Fund's net income, on an annual basis, will equal the dividends declared during the year.

  Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
  --------------------------
redemption (including a redemption in-kind) or an exchange ordinarily will result in a taxable capital gain or loss, depending on the amount received for the shares (deemed to be received in the case of an exchange) and the cost of the shares.

  If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

  If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to those shares. The Treasury Department is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

  Federal Income Tax Rates.  As of the printing of this SAI, the maximum
  ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). The amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

  Backup Withholding.  The Company may be required to withhold, subject to
  ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify the taxpayer identification number ("TIN"), which usually is the individual shareholder's social security number, provided to the Company is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a credit against the shareholder's federal income tax liability, if any, or otherwise will be refundable. An investor must provide a valid TIN to the Company upon opening or reopening an account. Failure to furnish a valid TIN to the Company also could subject the investor to penalties imposed by the IRS. Foreign shareholders of the Fund (described below) generally are not subject to backup withholding.

  Foreign Shareholders.  Under the Code, distributions of net investment income
  --------------------
by the Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to federal income withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. residents will apply. Distributions of net capital gain generally are not subject to federal income tax withholding.

  New Regulations.  On October 6, 1997, the Treasury Department issued new
  ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations generally will be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of its distributions qualifying as capital gain distribution for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the application of the New Regulations.

  Foreign Taxes.  Income and dividends received by a Fund from foreign
  -------------
securities and gains realized by the Fund on the disposition of foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Although in some circumstances a regulated investment company can elect to "pass through" foreign tax credits to its shareholders, the Fund does not expect to be able to make such an election.

  Tax-Deferred Plans.  The shares of the Fund are available for a variety of
  ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts. Investors should contact their selling agents for details concerning retirement and other plans.

  Other Matters.  Investors should be aware that the investments to be made by
  -------------
the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

  The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                                 CAPITAL STOCK

  The authorized capital stock of the Company consists of 13,900,000,000 shares having a par value of $.001 per share. As of the date of this SAI, the Company's Board of Directors has authorized the issuance of ten series of shares. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios.

  Although the Company is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Directors, approving advisory contracts, and changing the Fund's investment objective or fundamental investment policies.
The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, the Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

  Voting.  The Fund is authorized to issue two classes of shares, both of which
  -------
are sold primarily to institutional investors. Each class of shares in the Fund represents an equal, proportionate interest in the Fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class.

  With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it only affects one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

  As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

  Shareholders are not entitled to any preemptive rights. All shares, when issued for the consideration described in the Prospectus, will be fully paid and non-assessable by the Company. The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

  Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

  The Master Portfolio.  Whenever the Fund, as an interestholder of the Master
  ---------------------
Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders. If the Master Portfolio's investment objective or policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund.

  MIP is an open-end, series of management investment companies organized as a Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, MIP's Declaration of Trust provides that its investors would be personally responsible for Trust liabilities and obligations, but only to the extent MIP's property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of Trust obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

  The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

  The interests in the Master Portfolio of MIP have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Company. Whenever the Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

  No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Company's official sales literature in connection with the offer of the Fund's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

                                    APPENDIX

  Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

                                S&P Bond Ratings

                                     "AAA"

  Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      "AA"

  Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                      "A"

  Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                     "BBB"

  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

  S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating.  The designation A-1 by S&P indicates that the degree
------------------------
of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                             Moody's Bond Ratings

                                     "Aaa"

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      "Aa"

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                      "A"

  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                     "Baa"

  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating.  The rating ("P-1") Prime-1 is the highest commercial
------------------------
paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                               Fitch Bond Ratings

  The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                     "AAA"

  Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      "AA"

  Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

                                      "A"

  Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                     "BBB"

  Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings.  Fitch's short-term ratings apply to debt obligations that
-------------------
are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                     "F-1+"

  Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                     "F-1"

  Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                     "F-2"

  Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.


                               Duff Bond Ratings

                                     "AAA"

  Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                      "AA"

  Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                      "A"

  Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                     "BBB"

  Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating.  The rating "Duff-1" is the highest commercial paper
----------------------
rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                                      IBCA

Bond and Long-Term Rating.  Obligations rated AAA by IBCA have the lowest
--------------------------
expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Rating.  The designation A1 by IBCA indicates
---------------------------------------
that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Rating.  An IBCA bank rating represents IBCA's
-----------------------------------
current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or interestholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Bank Watch.  BankWatch ratings are based upon a qualitative and quantitative
-----------
analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

  BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


  The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                     BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                          FILE NO. 33-54126; 811-7332

                                     PART C

                               OTHER INFORMATION

Item 23.  Exhibits.
          --------


   Exhibit
   Number                       Description
   -------                      -----------
    1                           - Restated Articles of Incorporation dated October 31, 1995, incorporated by reference to
                                  Post-Effective Amendment No. 11, filed December 1, 1995.

    2                           - By-Laws, incorporated by reference to Post-Effective Amendment No. 8, filed June 27, 1995.

    3                           - Not applicable.

    4                           - Not applicable.

    5                           - Amended and Restated Distribution Agreement with Stephens Inc. on behalf of the Fund, dated
                                  February 16, 1996--to be filed.

    6                           - Not applicable.

    7                           - Custody Agreement with Investors Bank & Trust Company on behalf of the Fund, dated October 21,
                                  1996--to be filed.

    8(a)                        - Transfer Agency and Service Agreement with Investors Bank & Trust Company on behalf of the Fund, dated February 27, 1998--to be filed.

    8(b)                        - Co-Administration Agreement with Stephens Inc. and Barclays Global Investors, N.A. on behalf of the Fund, dated October 21, 1996--to be filed.


   Exhibit
   Number                       Description
   -------                      -----------
    8(c)                        - Sub-Administration Agreement by and among Barclays Global Investors, N.A. and Investors Bank &
                                  Trust Company on behalf of the Fund, dated October 21, 1996--to be filed.

    8(d)                        - Service Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated on behalf of the Fund, dated December 31, 1997--to be filed.

    8(e)                        - Financial Services Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated on behalf of the Fund, dated December 31, 1997--to be filed.

    9                           - Opinion and Consent of Counsel, filed herewith.

    10                          - Consent of Independent Auditors--to be filed.

    11                          - Not applicable.

    12                          - Not applicable.

    13                          - Rule 12b-1 Distribution Plan dated October 28, 1998, on behalf of the Fund--to be filed.

    14                          - Not applicable.

    15                          - Rule 18f-3 Multi-Class Plan for the Funds--to be filed.

Item 24. Persons Controlled by or Under
         Common Control with the Fund
         ----------------------------

         No person is controlled by or under common control with the Fund.


Item 25. Indemnification.
         ---------------

         The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

              (h) The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

              (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.


Item 26. Business and Other Connections
         of Investment Adviser.
         ----------------------

         The Funds currently do not retain an investment adviser. The corresponding MIP Master Portfolio to the Fund is advised by Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company). BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

         The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position           Principal Business(es) During at
at BGFA                     Least the Last Two Fiscal Years
-----------------           ----------------------------------------------------------------
Frederick L.A. Grauer       Director of BGFA and Co-Chairman and Director of BGI
Director                    45 Fremont Street, San Francisco, CA 94105

Patricia Dunn               Director of BGFA and C-Chairman and Director of BGI
Director                    45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint            Chairman of the Board of Directors of BGFA
Chairman and Director       and Chief Executive Officer of BGI
                            45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher           Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer     45 Fremont Street, San Francisco, CA 94105
                            Managing Director and Principal Accounting Officer at
                            Bankers Trust Company from 1988 - 1997
                            505 Market Street, San Francisco, CA  94105

Item 27.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Barclays Global Investors Funds, Inc., Stagecoach Funds, Inc., Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and is the exclusive placement agent for Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to The Investment Advisers Act of 1940 (SEC File No. 501-15510).

          (c)  Not applicable.


Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

          (b) BGFA and BGI maintain all Records relating to their services as adviser and co-administrator, respectively, at 45 Fremont Street, San Francisco, California 94105.

          (c) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (d) IBT maintains all Records relating to its services as sub-administrator and custodian at 89 South Street, Boston, Massachusetts 02111.


Item 29.  Management Services.
          -------------------

          Other than as set forth under the caption "Management of the Fund" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30.  Undertakings.
          ------------

          Not Applicable.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 18th day of May, 1999.

                                MASTERWORKS FUNDS INC.


                                By /s/ Richard H. Blank, Jr.
                                   -------------------------
                                   Richard H. Blank, Jr.
                                   Secretary and Treasurer
                                   (Principal Financial Officer)

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

      Signature                           Title
      ---------                           -----

                  *                       Director, Chairman and President     5/18/99
      ------------------------------      (Principal Executive Officer)
      (R. Greg Feltus)


      /s/ Richard H. Blank, Jr.           Secretary and Treasurer              5/18/99
      ------------------------------      (Principal Financial Officer)
      (Richard H. Blank, Jr.)


                  *                       Director                             5/18/99
      ------------------------------
      (Jack S. Euphrat)


                  *                       Director                             5/18/99
      ------------------------------
      (W. Rodney Hughes)

*By:  /s/ Richard H. Blank, Jr.
      -------------------------
      Richard H. Blank, Jr.
      As Attorney-in-Fact
      May 18, 1999

                            MASTERWORKS FUNDS INC.
                       SEC FILE Nos. 33-54126; 811-7332

                                 EXHIBIT INDEX


Exhibit Number                  Description

EX-99.B9                        * Opinion and Consent of Counsel - Morrison &
                                  Foerster LLP